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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21308

Alger Global Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South, New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. Schedule of Investments.

ALGER GLOBAL GROWTH FUND
Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—89.5%
BELGIUM—1.1%
BREWERS—1.1%
Anheuser-Busch InBev NV	3,398	$414,947
(Cost $369,215)

BRAZIL—0.8%
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES—0.8%
Cielo SA	19,100	284,820
(Cost $334,826)

CHINA—3.2%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
China South Locomotive and Rolling Stock Corp.	260,000	316,267

INTERNET SOFTWARE & SERVICES—1.9%
Alibaba Group Holding Ltd.#*	2,157	192,146
Tencent Holdings Ltd.	29,385	499,965
		692,111
LIFE & HEALTH INSURANCE—0.5%
China Life Insurance Co., Ltd.	46,000	181,869
TOTAL CHINA (Cost $642,318)		1,190,247

COLOMBIA—0.5%
CONSTRUCTION MATERIALS—0.5%
Cementos Argos SA	50,810	179,084
(Cost $220,562)

FRANCE—1.1%
BIOTECHNOLOGY—0.3%
Innate Pharma SA*	12,000	124,984

HEALTH CARE EQUIPMENT—0.8%
DBV Technologies SA*	6,238	302,235
TOTAL FRANCE (Cost $276,843)		427,219

GERMANY—1.9%
AUTO PARTS & EQUIPMENT—0.4%
Continental AG	650	147,368

AUTOMOBILE MANUFACTURERS—1.2%
Bayerische Motoren Werke AG	3,957	462,201

CABLE & SATELLITE—0.3%
Tele Columbus AG*	10,000	127,967
TOTAL GERMANY (Cost $660,265)		737,536

HONG KONG—1.8%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.5%
Hongkong Land Holdings Ltd.	24,000	177,840

ELECTRIC UTILITIES—0.6%
Power Assets Holdings Ltd.*	20,000	209,228

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Sun Hung Kai Properties Ltd.	16,000	260,877
TOTAL HONG KONG (Cost $630,639)		647,945

INDIA—1.7%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Tata Motors Ltd.#	7,352	362,601

DIVERSIFIED BANKS—0.7%
Axis Bank Ltd.	25,329	240,037
TOTAL INDIA (Cost $398,206)		602,638

INDONESIA—0.5%
DIVERSIFIED BANKS—0.5%
Bank Rakyat Indonesia Persero Tbk., PT	202,484	186,619
(Cost $188,302)

IRELAND—0.9%
SECURITY & ALARM SERVICES—0.9%
Tyco International PLC.	7,985	325,868
(Cost $300,495)

ITALY—0.4%
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Azimut Holding SpA	6,058	141,590
(Cost $164,025)

JAPAN—5.2%
AUTOMOBILE MANUFACTURERS—1.6%
Toyota Motor Corp.	9,100	592,358

DIVERSIFIED BANKS—0.7%
Sumitomo Mitsui Financial Group, Inc.	7,834	266,181

DIVERSIFIED REAL ESTATE ACTIVITIES—0.9%
Mitsui Fudosan Co., Ltd.	7,861	200,834
Sumitomo Realty & Development Co., Ltd.	5,000	161,139
		361,973
ELECTRONIC COMPONENTS—0.8%
Murata Manufacturing Co., Ltd.	2,751	300,292

INVESTMENT BANKING & BROKERAGE—0.4%
Daiwa Securities Group, Inc.	20,000	146,877

TIRES & RUBBER—0.8%
Bridgestone Corp.	6,900	278,362
TOTAL JAPAN (Cost $2,038,067)		1,946,043

MEXICO—1.3%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.8%
Corp Inmobiliaria Vesta SAB de CV	147,105	284,517

GAS UTILITIES—0.5%
Infraestructura Energetica Nova SAB de CV	42,600	202,204
TOTAL MEXICO (Cost $493,966)		486,721

NETHERLANDS—1.3%
SEMICONDUCTOR EQUIPMENT—0.5%
ASML Holding NV#	1,923	199,877

SEMICONDUCTORS—0.8%
NXP Semiconductors NV*	3,600	285,624
TOTAL NETHERLANDS (Cost $284,701)		485,501

PERU—0.7%
DIVERSIFIED BANKS—0.7%
Credicorp Ltd.	1,898	273,540
(Cost $248,518)

SOUTH AFRICA—0.9%
PHARMACEUTICALS—0.9%
Aspen Pharmacare Holdings Ltd.	8,368	315,160
(Cost $220,850)

SOUTH KOREA—0.9%
BUILDING PRODUCTS—0.6%
KCC Corp.	422	210,923

HOUSEHOLD PRODUCTS—0.3%
LG Household & Health Care Ltd.*	209	130,436
TOTAL SOUTH KOREA (Cost $384,913)		341,359

SPAIN—0.2%
INVESTMENT BANKING & BROKERAGE—0.2%
CaixaBank SA*	21,657	94,532
(Cost $132,382)

SWITZERLAND—0.9%
PACKAGED FOODS & MEATS—0.9%
Nestle SA	4,230	324,411
(Cost $310,813)

TAIWAN—0.6%
ELECTRONIC COMPONENTS—0.6%
Delta Electronics, Inc.*	39,000	237,745
(Cost $224,578)

UNITED KINGDOM—3.4%
HOUSEHOLD PRODUCTS—0.7%
Reckitt Benckiser Group PLC.	2,974	252,192

PHARMACEUTICALS—1.4%
Shire PLC.	7,000	511,776

TOBACCO—0.8%
British American Tobacco PLC.	5,575	315,058

TRADING COMPANIES & DISTRIBUTION—0.5%
Ashtead Group PLC.	11,205	183,621
TOTAL UNITED KINGDOM (Cost $1,126,442)		1,262,647

UNITED STATES—60.2%
ADVERTISING—0.0%
Choicestream, Inc.*,@(L3),(a)	1,969	1,300

AEROSPACE & DEFENSE—2.0%
Honeywell International, Inc.	6,000	586,560
Precision Castparts Corp.	850	170,085
		756,645
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	1,900	187,796

AIRLINES—0.7%
United Continental Holdings, Inc.*	4,000	277,480

APPLICATION SOFTWARE—0.5%
Palantir Technologies, Inc., Cl. A*,@(L3)	3,176	19,215

Workday, Inc., Cl. A*	2,000	158,920
		178,135
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
WisdomTree Investments, Inc.	13,000	226,460

AUTO PARTS & EQUIPMENT—0.6%
Delphi Automotive PLC.	3,100	213,063

BIOTECHNOLOGY—5.4%
Biogen Idec, Inc.*	1,600	622,656
Celgene Corp.*	2,800	333,648
Gilead Sciences, Inc.*	6,500	681,395
Intercept Pharmaceuticals, Inc.*	600	120,618
Pharmacyclics, Inc.*	1,500	253,125
		2,011,442
BUILDING PRODUCTS—1.1%
Fortune Brands Home & Security, Inc.	9,000	403,110

CABLE & SATELLITE—0.6%
Comcast Corporation, Cl. A	4,000	212,580

CONSTRUCTION MATERIALS—1.1%
Eagle Materials, Inc.	1,050	74,781
Martin Marietta Materials, Inc.	1,000	107,740
Vulcan Materials Co.	3,500	246,785
		429,306
CONSUMER FINANCE—0.9%
American Express Co.	4,000	322,760

DATA PROCESSING & OUTSOURCED SERVICES—0.7%
MasterCard, Inc., Cl. A	3,000	246,090

DEPARTMENT STORES—2.3%
Macy’s, Inc.	6,000	383,280
Nordstrom, Inc.	6,000	457,200
		840,480
DIVERSIFIED CHEMICALS—0.5%
The Dow Chemical Co.	4,000	180,640

DRUG RETAIL—0.9%
CVS Caremark Corp.	3,400	333,744

ELECTRONIC EQUIPMENT MANUFACTURERS—0.3%
Control4 Corp.*	7,000	106,260

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	2,200	202,950

GENERAL MERCHANDISE STORES—0.6%
Dollar Tree, Inc.*	3,300	234,630

HEALTH CARE EQUIPMENT—1.5%
St. Jude Medical, Inc.	4,100	270,067
Zimmer Holdings, Inc.	2,600	291,460
		561,527
HEALTH CARE FACILITIES—2.0%
HCA Holdings, Inc.*	5,500	389,400
Tenet Healthcare Corporation*	8,500	359,380
		748,780
HOME IMPROVEMENT RETAIL—0.6%
The Home Depot, Inc.	2,300	240,166

HOMEBUILDING—1.4%
Toll Brothers, Inc.*	15,200	526,224

HOTELS RESORTS & CRUISE LINES—0.5%
Hilton Worldwide Holdings, Inc.*	7,450	193,477

INDUSTRIAL MACHINERY—0.8%
Ingersoll-Rand PLC.	4,600	305,440

INSURANCE BROKERS—0.5%
Arthur J Gallagher & Co.	4,500	199,935

INTEGRATED OIL & GAS—1.3%
Chevron Corp.	4,800	492,144

INTEGRATED TELECOMMUNICATION SERVICES—0.9%
Verizon Communications, Inc.	7,500	342,825

INTERNET SOFTWARE & SERVICES—4.2%
Facebook, Inc., Cl. A*	9,300	705,963
Google, Inc., Cl. A*	600	322,530
Google, Inc., Cl. C*	700	374,164
GrubHub, Inc.*	2,500	86,075
Yahoo! Inc.*	2,000	87,980
		1,576,712
INVESTMENT BANKING & BROKERAGE—0.5%
The Charles Schwab Corp.	7,000	181,860

MANAGED HEALTH CARE—2.8%
Aetna, Inc.	3,300	303,006
Cigna Corp.	3,150	336,514
Humana, Inc.	1,600	234,304
UnitedHealth Group, Inc.	1,500	159,375
		1,033,199
MULTI-LINE INSURANCE—0.8%
Hartford Financial Services Group, Inc.	8,100	315,090

MULTI-SECTOR HOLDINGS—0.9%
Berkshire Hathaway Inc., Cl. B*	2,200	316,602

MULTI-UTILITIES—1.4%
Sempra Energy	4,500	503,640

OIL & GAS EQUIPMENT & SERVICES—0.7%
Baker Hughes, Inc.	4,500	260,955

OIL & GAS EXPLORATION & PRODUCTION—3.5%
Anadarko Petroleum Corp.	8,700	711,225
Devon Energy Corp.	6,000	361,620
EOG Resources, Inc.	2,750	244,833
		1,317,678
OTHER DIVERSIFIED FINANCIAL SERVICES—1.2%
Bank of America Corp.	29,100	440,865

PHARMACEUTICALS—4.4%
AbbVie, Inc.	5,500	331,925
Actavis PLC.*	3,550	946,217
Jazz Pharmaceuticals PLC.*	2,300	389,482
		1,667,624
RAILROADS—1.3%
Union Pacific Corp.	4,200	492,282

REAL ESTATE SERVICES—0.6%
Jones Lang LaSalle, Inc.	1,600	235,328

RENEWABLE ELECTRICITY—0.6%
TerraForm Power, Inc., Cl. A	7,300	237,542

SEMICONDUCTOR EQUIPMENT—0.5%
SunEdison, Inc.*	10,000	187,300

SEMICONDUCTORS—1.1%
Avago Technologies Ltd.	1,950	200,616
Broadcom Corp., Cl. A	5,000	212,175
		412,791
SPECIALTY CHEMICALS—0.7%
The Sherwin-Williams Co.	1,000	271,270

SPECIALTY STORES—0.7%
Signet Jewelers Ltd.	2,100	254,331

SYSTEMS SOFTWARE—1.0%
Microsoft Corp.	9,300	375,720

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.0%
Apple, Inc.	11,200	1,312,192
Stratasys Ltd.*	1,000	79,490
Western Digital Corp.	1,000	97,230
		1,488,912
TOTAL UNITED STATES (Cost $19,200,402)		22,545,090
TOTAL COMMON STOCKS (Cost $28,851,328)		33,451,262

PREFERRED STOCKS—0.5%
UNITED STATES—0.5%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@(L3),(a)	16,980	11,207
Choicestream, Inc., Cl. B*,@(L3),(a)	36,618	24,168
		35,375
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@(L3)	12,951	79,390
Palantir Technologies, Inc., Cl. D*,@(L3)	1,687	10,375
		89,765
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@(L3)	1,728	76,032
TOTAL UNITED STATES (Cost $188,179)		201,172
TOTAL PREFERRED STOCKS (Cost $188,179)		201,172

MASTER LIMITED PARTNERSHIP—2.8%
UNITED STATES—2.8%
ASSET MANAGEMENT & CUSTODY BANKS—2.8%
The Blackstone Group LP.	18,200	679,588
The Carlyle Group LP.	13,400	352,420
		1,032,008
(Cost $812,564)
TOTAL MASTER LIMITED PARTNERSHIP (Cost $812,564)		1,032,008

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—3.4%
UNITED STATES—3.4%
OFFICE—1.1%
Boston Properties, Inc.	3,000	$416,400

RESIDENTIAL—1.4%
AvalonBay Communities, Inc.	3,000	518,970

RETAIL—0.9%
Simon Property Group, Inc.	1,700	337,722
TOTAL UNITED STATES (Cost $1,098,902)		1,273,092
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,098,902)		1,273,092
Total Investments (Cost $30,950,973)(b)	96.2%	35,957,534
Other Assets in Excess of Liabilities	3.8%	1,405,204
NET ASSETS	100.0%	$37,362,738

*	Non-income producing security.
#	American Depositary Receipts.
(a)	Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)

At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $31,135,836, amounted to $4,821,698 which consisted of aggregate gross unrealized appreciation of $6,594,959 and aggregate gross unrealized depreciation of $1,773,261.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$571	$1,300	0.00%
Choicestream, Inc., Cl. A	12/17/2013	$13,578	$11,207	0.03%
Choicestream, Inc., Cl. B	7/10/2014	21,971	24,168	0.07%
Intarcia Therapeutics, Inc.	3/27/2014	55,970	76,032	0.20%
Palantir Technologies, Inc., Cl. A	10/07/2014	20,666	19,215	0.05%
Palantir Technologies, Inc., Cl. B	10/07/2014	85,521	79,390	0.21%
Palantir Technologies, Inc., Cl. D	10/14/2014	11,139	10,375	0.03%
Total			$221,687	0.59%

See Notes to Financial Statements

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Accounting Standards Codification 946 Financial Services — Investment Companies. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”). The Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments. The following is a summary of the inputs used as of January 31, 2015 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Global Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,527,457	$4,526,157	—	$1,300
Consumer Staples	1,770,788	1,770,788	—	—
Energy	2,070,777	2,070,777	—	—
Financials	4,855,352	4,855,352	—	—
Health Care	7,276,727	7,276,727	—	—
Industrials	3,822,033	3,822,033	—	—
Information Technology	6,572,389	6,553,174	—	19,215
Materials	1,060,300	1,060,300	—	—
Telecommunication Services	342,825	342,825	—	—
Utilities	1,152,614	1,152,614	—	—
TOTAL COMMON STOCKS	$33,451,262	$33,430,747	—	$20,515
MASTER LIMITED PARTNERSHIP
Financials	1,032,008	1,032,008	—	—
PREFERRED STOCKS
Consumer Discretionary	35,375	—	—	35,375
Health Care	76,032	—	—	76,032
Information Technology	89,765	—	—	89,765
TOTAL PREFERRED STOCKS	$201,172	—	—	$201,172
REAL ESTATE INVESTMENT TRUST
Financials	1,273,092	1,273,092	—	—
TOTAL INVESTMENTS IN SECURITIES	$35,957,534	$35,735,847	—	$221,687

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Global Growth Fund	Common Stocks
Opening balance at November 1, 2014	$20,337
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	178
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	20,515
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$178

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Global Growth Fund	Preferred Stocks
Opening balance at November 1, 2014	$194,620
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	6,552
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	201,172
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$6,552

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2015. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobervable
	January 31, 2015	Methodology	Input	Range
Alger Global Growth Fund

Common Stocks	$1,300	Market Approach	Revenue Multiple	.07x to 4.3x
			EBITDA Multiple	8.8x to 50.4x

Common Stocks	$19,215	Income Approach	Discount Rate	10%

Preferred Stocks	$35,375	Market Approach	Revenue Multiple	.07x to 4.3x
			EBITDA Multiple	8.8x to 50.4x

Preferred Stocks	$165,797	Income Approach	Discount Rate	10%

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On January 31, 2015 there were no transfers of securities between Level 1 and Level 2. Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Global Growth Fund	$1,914,141	$1,914,141	—	—
Total	$1,914,141	$1,914,141	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions outstanding for the period ending January 31, 2015

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 5 — Holding of 5% Voting Securities:

The company listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended January 31, 2015. Purchase and sale transactions and dividend income earned during the period were as follows:

	Shares at			Shares at		Value at
	October 31,			January 31,	Dividend	January 31,
Security	2014	Additions	Reductions	2015	Income	2015
Alger Global Growth Fund
Common Stocks
Choicestream Inc.*	1,969	—	—	1,969	—	$1,300
Preferred Stocks
Choicestream Inc.*	53,598	—	—	53,598	—	35,375

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Global Growth Fund

By	/s/Hal Liebes

Hal Liebes

President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: March 30, 2015

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 30, 2015